Warrants (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	December 31, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$10.29	$9.75
Volatility	29.9%	16.0%
Term (years)	5.16	5.33
Risk-free rate	1.28%	0.94%

Rigetti Computing, Inc [Member]
Class of Warrant or Right [Line Items]
Schedule Of Common Stock Warrants	The Company did not have any Common stock warrants classified as liabilities as of January 31, 2021. See below for the December 31, 2021 balance summary:

Warrant Class	Shares	Issuance Date	Strike Price per Share	Expiration Date
Common Stock Warrants	995,099	May 18, 2021	$0.214	May 18, 2031

Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach	Significant inputs into the respective models at the initial recognition of the liability and December 31, 2021, respectively are as follows:

Valuation Assumption - Common Stock Warrants	Initial Recognition	December 31, 2021
Stock price	$2.87	$4.44
Strike price	$0.21	$0.21
Volatility (annual)	51.90%	105.10%
Risk-free rate	1.65%	1.51%
Estimated time to expiration (years)	10	9
Dividend yield	0.00%	0.00%

Summary of vesting status of the Customer Warrant
The vesting status of the Customer Warrant is as follows at December 31, 2021:

	December 31, 2021	January 31, 2021
Vested Customer warrants	1,362,461	1,021,845
Unvested Customer warrants	2,043,695	2,384,311

	3,406,156	3,406,156

Rigetti Computing, Inc [Member] | Warrants To Purchase Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach

Valuation Assumptions	Initial Recognition
Stock Price	$0.21
Strike Price	$0.01
Volatility (annual)	51.50%
Risk-free rate	1.55%
Estimated time to expiration (years)	10
Dividend yield	0.00%

Rigetti Computing, Inc [Member] | Customer Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule Of Fair Value Of The Common Stock Warrant Liabilities Measured Using Black Scholes Approach

Valuation Assumptions	Initial Recognition
Stock Price	$0.21
Strike Price	$0.91
Volatility (annual)	45.00%
Risk-free rate	1.29%
Estimated time to expiration (years)	10
Dividend yield	0.00%